Significant Accounting Policies (Details)	2 Months Ended	11 Months Ended
	Apr. 29, 2012	Dec. 29, 2013	Mar. 13, 2012
Property, Plant and Equipment [Line Items]
Weeks in Fiscal Year	52 1/2 week		P52WK
Cumulative inflation rate in an economy for applying Highly inflationary accounting		three-year period meets or exceeds 100 percent
Highly Inflationary Accounting, Cumulative Inflation Rate In Economy, Period		3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years		40 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years		15 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years		15 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Weeks in Fiscal Year		P52WK
Highly Inflationary Accounting, Cumulative Inflation Rate In Economy, Rate		100.00%
Estimated useful lives for computer software, miniumum, in years		3 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Weeks in Fiscal Year		P53WK
Estimated useful lives for computer software, miniumum, in years		40 years
Original Maturities Of Cash Equivalents Defined As Highly Liquid Investments		90 days
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years		7 years